Leases (Details) - Schedule of operating lease liabilities maturity	Apr. 30, 2023 USD ($)
Schedule of Operating Lease Liabilities Maturity [Abstract]
2024	$ 2,805,392
2025	2,850,248
2026	2,912,281
2027	2,968,699
2028	3,012,436
Thereafter	24,822,830
Total lease payments	39,371,886
Less: interest	(14,898,944)
Present value of lease liabilities	$ 24,472,942